Xtrackers MSCI Kokusai Equity ETF Average Annual Total Returns		12 Months Ended	57 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI Kokusai Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.33%	17.55%
MSCI World Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	16.98%
Xtrackers MSCI Kokusai Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.82%	17.27%
Xtrackers MSCI Kokusai Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.60%	14.26%
Xtrackers MSCI Kokusai Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.64%	17.91%
Performance Inception Date	Apr. 08, 2020